Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net

8. ACCOUNTS RECEIVABLE, NET

The carrying amounts of accounts receivable of the Group are stated are as follows:

	As of December 31, (in thousands)
	2014	2015
Accounts receivable	$80,383	$69,133
Allowance for doubtful accounts:
Balance at the beginning of year	(2,677)	(2,414)
Additional provision for bad debt	(35)	(683)
Reversal of provision	11	1,822
Cash collection	287	101
Balance at the end of year	(2,414)	(1,174)

Net Book Value	$77,969	$67,959